Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) oz	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Apr. 01, 2020 oz
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 656	R 1,799
Non-current	137	328
Current	519	1,471
Derivative financial liabilities	(11)	(212)
Non-current	(3)	(6)
Current	(8)	(206)
Net derivative financial instruments	645	1,587
Unrealised gains/(losses) included in other reserves	480	1,051	R (3,395)
Realised gains/(losses) included in revenue	497	(2,296)	(1,397)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(242)	2,992	(5,211)
Gains/(losses) on derivatives	98	1,072	(1,403)
discontinuance of hedge accounting			(235)
Day one loss amortisation	(45)	(50)	(40)
Total gains/(losses) on derivatives	53	1,022	(1,678)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(242)	2,992
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	242	(2,992)
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised gains/(losses) included in other reserves	441	1,069
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised gains/(losses) included in other reserves	39	(18)
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	523	1,358
Non-current	113	279
Current	410	1,079
Derivative financial liabilities	0	(41)
Non-current	0	0
Current	0	(41)
Net derivative financial instruments	523	1,317
Unrealised gains/(losses) included in other reserves		1,069
Realised gains/(losses) included in revenue	602	(2,023)	(1,263)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(292)	2,999	(4,820)
Gains/(losses) on derivatives	0	0	0
discontinuance of hedge accounting			(235)
Day one loss amortisation	(39)	(42)	(34)
Total gains/(losses) on derivatives	(39)	(42)	(269)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(292)	2,999
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	292	(2,999)
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	44	48
Non-current	18	40
Current	26	8
Derivative financial liabilities	(11)	(73)
Non-current	(3)	0
Current	(8)	(73)
Net derivative financial instruments	33	(25)
Unrealised gains/(losses) included in other reserves		(18)
Realised gains/(losses) included in revenue	(105)	(273)	(134)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	50	(7)	(391)
Gains/(losses) on derivatives	0	0	0
discontinuance of hedge accounting			0
Day one loss amortisation	(6)	(8)	(6)
Total gains/(losses) on derivatives	(6)	(8)	(6)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	50	(7)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	(50)	7
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	77	10
Non-current	6	9
Current	71	1
Derivative financial liabilities	0	(98)
Non-current	0	(6)
Current	0	(92)
Net derivative financial instruments	77	(88)
Unrealised gains/(losses) included in other reserves	0	0
Realised gains/(losses) included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	114	(256)	6
discontinuance of hedge accounting			0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	114	(256)	6
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	12	383
Non-current	0	0
Current	12	383
Derivative financial liabilities	0	0
Non-current	0	0
Current	0	0
Net derivative financial instruments	12	383
Unrealised gains/(losses) included in other reserves	0	0
Realised gains/(losses) included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(16)	1,217	(1,235)
discontinuance of hedge accounting			0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(16)	1,217	(1,235)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 0	0
R/gold
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		0
Non-current		0
Current		0
Derivative financial liabilities		0
Non-current		0
Current		0
Net derivative financial instruments		0
Unrealised gains/(losses) included in other reserves		0
Realised gains/(losses) included in revenue		0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income		0	0
Gains/(losses) on derivatives		111	(174)
discontinuance of hedge accounting			0
Day one loss amortisation		0	0
Total gains/(losses) on derivatives		111	(174)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness		0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness		R 0
Restructured hedge [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting			187
Designated as hedging instrument | R/gold
Hedge effectiveness
Hedge ratio	1	1
Cash Flow Hedge No Longer Probable [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting			R 48
Cash Flow Hedge No Longer Probable [Member]
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				30,500
Cash flow hedges
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				63,400
Cash flow hedges | Rand Gold Hedging Contracts
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz	378,000
Cash flow hedges | US$ Gold Hedging Contracts
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz	57,000